RETIREMENT BENEFIT PLANS RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Benefit plans' expense	$ 2	$ 10	$ 7
Discount rates	4.50%	4.10%	4.20%
Rates of compensation	3.00%	3.50%	3.50%